Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

Note 20 — Subsequent events

The Company evaluated all events and transactions that occurred after December 31, 2023 up through the date the Company issued these consolidated financial statements.

Issuance Up to $4,000,000 Ordinary Shares

On January 4, 2024, we entered into a Securities Purchase Agreement with our parent company, WiMi Hologram Cloud Inc., pursuant to which the Company sold to WiMi 8,000,000 ordinary shares for a total consideration of $4,000,000, representing a per share consideration of $0.50 (“WiMi Share Purchase”). On January 8, 2024, the closing of the WiMi Share Purchase occurred. In addition to making a cash injection, the purpose of the WiMi Share Purchase is to mitigate risk of dilution in anticipation of potential issuance and sale of additional securities by the Company pursuant to the Company’s registration statement on Form F-3 which became effective on December 27, 2023.

Issuance Up to $2,900,000 Ordinary Shares

On January 10, 2024, we entered into securities purchase agreements with certain investors pursuant to which the Company sold an aggregate of 5,800,000 ordinary shares for a total consideration of $2,900,000 at a per share consideration of $0.5 per share.

Forward Purchase Agreement with WiMi Hologram Cloud Inc.

On February 27, 2024, we entered into a Forward Purchase Agreement with WiMi, pursuant to which WiMi will purchase up to $11,000,000 of ordinary shares of the Company at the Conversion Price in the event the Investors elect to receive conversion shares. The purpose of the potential sale and purchase under the Forward Purchase Agreement is to ensure that WiMi’s shareholding in the Company remains above 51% in the event the purchasers of our notes pursuant to the February 27, 2024 convertible note purchase agreements elect to convert all or a portion of the outstanding balance to our ordinary shares.

Convertible Note Transaction with Certain Investors

On February 27, 2024, we entered into Securities Purchase Agreements with certain investors (the “Investors”), relating to our issuance of an aggregate of $11,000,000 (the “Principal Amount”) Convertible Promissory Notes due after 360 days of issuance (the “Convertible Notes”) and our ordinary shares that are issuable upon conversion of the Convertible Note.

Share Consolidation

On March 22, 2024, the Company’s Share Consolidation plan became effective. Pursuant to the plan, every ten (10) shares of the Company’s ordinary share issued, par value of US$0.001, was consolidated into one (1) share of ordinary share, par value $0.01, and the authorized share capital of the Company was reduced from US$200,000 divided into 200,000,000 shares of a nominal or par value of US$0.0001 each to US$200,000 divided into 20,000,000 shares of a nominal or par value of US$0.01 each (the “Share Consolidation”). No fractional shares be issued in connection with the Share Consolidation and all fractional shares (after aggregating all fractional shares that would otherwise be received by a shareholder) resulting from the Share Consolidation shall instead be rounded up to the nearest whole number of shares.

Immediately following the Share Consolidation, the authorized share capital of the Company be increased from US$200,000 divided into 20,000,000 shares of a nominal or par value of US$0.01 each to US$2,000,000 divided into 200,000,000 shares of a nominal or par value of US$0.01 each, by the creation of an additional 180,000,000 shares of a nominal or par value of US$0.01 each to rank pari passu in all respects with the existing shares in the capital of the Company.

Following the Share Consolidation, the exercise price of the Company’s warrants to purchase ordinary shares will be adjusted from $11.50 to $115.00 pursuant to the warrant agreement.

Pursuant to requirements under ASC 260, the Company made retrospective changes relating to the Share Consolidation in this financial report, as the Share Consolidation was made effective before issuance of this financial report.